Non-financial assets and liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-financial assets and liabilities [Abstract]
Provision for finished goods
Total leave provision	265,952	237,328
Cash outflow for leases	$ (7,576)	$ (9,652)